PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Parent Company
Schedule of condensed financial statements

Condensed Balance Sheets

	As at December 31
	2015	2016
Assets
Current assets
Cash	643,926	1,030,627
Prepaid expenses	—	1,011

Total current assets	643,926	1,031,638

Investment and loans to subsidiaries	2,152,027	3,054,835
Other non-current assets	—	15,856

Total assets	2,795,953	4,102,329

Liabilities and Shareholders’ Equity (Deficit)

Current liabilities
Accrued expenses and other payables	3,782	23,266
Due to subsidiaries	20,890	927
Due to a related party	67,604	—

Total current liabilities	92,276	24,193

Convertible bonds payable	648,515	1,040,550
Other long-term liabilities	353	51,112

Total liabilities	741,144	1,115,855

Redeemable preferred shares (US$0.00005 par value; 350,563,436 shares authorized; 349,087,677 shares issued and outstanding and aggregate redemption amount of RMB2,277,059 as of December 31, 2015)	2,395,314	—

Shareholders’ equity (deficit)
Ordinary shares (US$0.00005 par value; 675,636,564 and 2,002,000,000 shares authorized; 217,987,922 and 760,009,043 shares issued and outstanding as of December 31, 2015 and 2016, respectively))	76	260
Additional paid-in capital	303,621	4,036,959
Accumulated other comprehensive loss	(61,949)	(192,080)
Accumulated deficit	(582,253)	(858,665)

Total shareholders’ equity (deficit)	(340,505)	2,986,474

Commitments and contingencies

Total liabilities, redeemable preferred shares and shareholders’ equity (deficit)	2,795,953	4,102,329

Condensed Statements of Operations

	Years ended December 31,
	2014	2015	2016

Net revenue	—	—	—
Cost of revenue	—	—	(2,381)

Gross profit	—	—	(2,381)

Operating expenses
Selling and marketing expenses	(2,387)	(1,566)	(8,914)
General and administrative expenses	(32,166)	(14,665)	(82,794)
Research and development expenses	—	—	(52)

Loss from operations	(34,553)	(16,231)	(94,141)

Other income (expenses):
Interest income	80	—	16
Interest expenses	(35,192)	(3,297)	(97,603)
Gain on remeasurement of equity investment	62,506	—	—
Equity in loss of subsidiaries	(122,742)	(79,056)	(84,952)
Others, net	(98)	—	268

Loss before income taxes	(129,999)	(98,584)	(276,412)

Income tax expenses	—	—	—

Net loss	(129,999)	(98,584)	(276,412)

Condensed Statements of Comprehensive Loss

	Years ended December 31,
	2014	2015	2016

Net loss	(129,999)	(98,584)	(276,412)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	4,114	(118,491)	(130,131)

Comprehensive loss	(125,885)	(217,075)	(406,543)

Condensed Statements of Cash Flows

	Years ended December 31,
	2014	2015	2016

Operating activities:
Net cash used in operating activities	(6,609)	(4,895)	(62,591)

Investing activities
Investment in a subsidiary	(92,300)	—	—
Deposit paid for a potential acquisition	—	—	(15,000)
Increase of due from subsidiaries	(925,539)	(93,101)	(990,617)

Net cash used in investing activities	(1,017,839)	(93,101)	(1,005,617)

Financing activities:
Proceeds from issuance of convertible bonds	—	648,950	327,580
Proceeds from issuance of bonds payable	114,950	—	—
Repayment of bonds payable	(4,081)	(14,330)	—
Proceeds from a related party loan	—	64,936	—
Repayment of a related party loan	—	—	(65,474)
Proceeds from issuance of Series C redeemable preferred shares	1,521,295	—	—
Payment of issuance costs of Series C redeemable preferred shares	(20,128)	—	—
Net proceeds from issuance of ordinary shares for initial public offering	—	—	1,221,518
Payment of preferred shares dividends	—	—	(76,502)
Repurchase of ordinary shares	(119,664)	—	—
Repurchase of redeemable preferred shares	(455,366)	(23,300)	—

Net cash provided by financing activities	1,037,006	676,256	1,407,122
Effect of exchange rate changes on cash	(4,459)	57,565	47,787

Net increase in cash	8,099	635,825	386,701
Cash at beginning of year	2	8,101	643,926

Cash at end of year	8,101	643,926	1,030,627

Supplemental disclosures of cash flow information
Interest paid	1,317	3,463	45,495

Supplemental disclosures of non-cash investing and financing activities
Issuance of ordinary shares to settle preference dividend	—	—	266,794
Issuance of ordinary shares in exchange of bonds payable	205,536	—	—
Issuance of ordinary and preferred shares for the acquisition of EDC Holding	1,184,242	—	—